UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Enhanced Equity Option Income Fund
Eaton Vance Risk-Managed Equity Option Fund (Formerly, Eaton Vance Risk-Managed Equity Option
Income Fund)

Eaton Vance
Risk-Managed Equity Option Fund
August 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.7%

Security	Shares	Value
Aerospace & Defense — 1.2%
United Technologies Corp.	20,996	$1,558,953

		$1,558,953

Automobiles — 0.7%
Ford Motor Co.(1)	76,924	$855,395

		$855,395

Beverages — 3.0%
Coca-Cola Co. (The)	35,419	$2,495,269
PepsiCo, Inc.	19,343	1,246,269

		$3,741,538

Biotechnology — 1.1%
Celgene Corp.(1)	22,630	$1,345,806

		$1,345,806

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	9,076	$1,054,813

		$1,054,813

Chemicals — 1.8%
Monsanto Co.	33,691	$2,322,321

		$2,322,321

Commercial Banks — 2.8%
KeyCorp	83,071	$551,591
PNC Financial Services Group, Inc.	17,284	866,620
Wells Fargo & Co.	82,890	2,163,429

		$3,581,640

Communications Equipment — 4.8%
Harris Corp.	27,157	$1,095,785
JDS Uniphase Corp.(1)	84,752	1,099,233
QUALCOMM, Inc.	74,487	3,833,101

		$6,028,119

Computers & Peripherals — 3.3%
Apple, Inc.(1)	10,654	$4,099,979

		$4,099,979

Construction & Engineering — 2.1%
Fluor Corp.	43,629	$2,649,153

		$2,649,153

Consumer Finance — 0.7%
American Express Co.	17,865	$888,069

		$888,069

Diversified Financial Services — 4.2%
Citigroup, Inc.	45,063	$1,399,206
JPMorgan Chase & Co.	64,843	2,435,503
Moody’s Corp.	47,492	1,464,179

		$5,298,888

Diversified Telecommunication Services — 3.0%
AT&T, Inc.	71,698	$2,041,959

Security	Shares	Value
CenturyLink, Inc.	33,281	$1,203,108
Verizon Communications, Inc.	14,257	515,676

		$3,760,743

Electric Utilities — 1.2%
American Electric Power Co., Inc.	20,129	$777,583
PPL Corp.	24,620	711,026

		$1,488,609

Electrical Equipment — 0.5%
Emerson Electric Co.	13,449	$626,051

		$626,051

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	109,371	$1,643,846

		$1,643,846

Energy Equipment & Services — 1.8%
Halliburton Co.	24,480	$1,086,178
Schlumberger, Ltd.	14,950	1,167,894

		$2,254,072

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	25,122	$1,973,082

		$1,973,082

Health Care Equipment & Supplies — 3.7%
Covidien PLC	21,774	$1,136,167
St. Jude Medical, Inc.	57,437	2,615,681
Varian Medical Systems, Inc.(1)	15,230	867,501

		$4,619,349

Health Care Providers & Services — 5.7%
AmerisourceBergen Corp.	53,637	$2,122,952
DaVita, Inc.(1)	13,420	987,444
Fresenius Medical Care AG & Co. KGaA ADR	20,582	1,400,811
UnitedHealth Group, Inc.	57,198	2,718,049

		$7,229,256

Household Products — 1.7%
Procter & Gamble Co.	34,347	$2,187,217

		$2,187,217

Industrial Conglomerates — 3.7%
Danaher Corp.	58,173	$2,664,905
General Electric Co.	119,241	1,944,821

		$4,609,726

Insurance — 2.0%
Aflac, Inc.	20,602	$777,107
Lincoln National Corp.	31,265	648,749
MetLife, Inc.	31,220	1,048,992

		$2,474,848

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.(1)	7,865	$1,693,256
Netflix, Inc.(1)	4,203	987,747
priceline.com, Inc.(1)	2,626	1,410,845

		$4,091,848

Internet Software & Services — 2.8%
eBay, Inc.(1)	40,268	$1,243,073
Google, Inc., Class A(1)	4,327	2,340,734

		$3,583,807

Security	Shares	Value
IT Services — 2.2%
Accenture PLC, Class A	17,421	$933,591
International Business Machines Corp.	10,682	1,836,343

		$2,769,934

Machinery — 2.2%
Illinois Tool Works, Inc.	59,819	$2,783,976

		$2,783,976

Media — 1.7%
Comcast Corp., Class A	70,774	$1,522,349
Walt Disney Co. (The)	17,865	608,482

		$2,130,831

Metals & Mining — 2.2%
Cliffs Natural Resources, Inc.	10,700	$886,495
Freeport-McMoRan Copper & Gold, Inc.	26,867	1,266,510
Goldcorp, Inc.	10,942	568,109

		$2,721,114

Multi-Utilities — 1.5%
PG&E Corp.	45,991	$1,947,719

		$1,947,719

Multiline Retail — 0.8%
Macy’s, Inc.	39,115	$1,015,034

		$1,015,034

Oil, Gas & Consumable Fuels — 8.4%
Alpha Natural Resources, Inc.(1)	23,755	$785,578
Apache Corp.	13,749	1,417,109
ConocoPhillips	33,543	2,283,272
Exxon Mobil Corp.	47,179	3,493,133
Occidental Petroleum Corp.	12,428	1,078,005
Peabody Energy Corp.	30,931	1,509,433

		$10,566,530

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	22,870	$2,233,484

		$2,233,484

Pharmaceuticals — 3.0%
Johnson & Johnson	15,349	$1,009,964
Pfizer, Inc.	113,254	2,149,561
Teva Pharmaceutical Industries, Ltd. ADR	15,519	641,866

		$3,801,391

Real Estate Investment Trusts (REITs) — 0.6%
AvalonBay Communities, Inc.	5,188	$707,539

		$707,539

Software — 3.6%
Microsoft Corp.	65,415	$1,740,039
Oracle Corp.	97,877	2,747,407

		$4,487,446

Specialty Retail — 0.7%
Home Depot, Inc.	25,028	$835,435

		$835,435

Textiles, Apparel & Luxury Goods — 1.2%
NIKE, Inc., Class B	18,079	$1,566,545

		$1,566,545

Security	Shares	Value
Tobacco — 1.5%
Philip Morris International, Inc.	27,737	$1,922,729

		$1,922,729

Wireless Telecommunication Services — 0.6%
American Tower Corp., Class A(1)	13,313	$717,038

		$717,038

Total Common Stocks (identified cost $119,140,560)		$114,173,873

Call Options Purchased — 0.8%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Netflix, Inc.	70	$95.00	1/21/12	$988,225
Shaw Group, Inc. (The)	440	$35.00	1/21/12	7,700

Total Call Options Purchased (identified cost $1,176,105)				$995,925

Put Options Purchased — 3.6%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
SPDR S&P 500 ETF Trust	8,195	$109.00	3/17/12	$4,540,030

Total Put Options Purchased (identified cost $6,545,549)				$4,540,030

Short-Term Investments — 8.8%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(2)	$11,029	$11,029,452

Total Short-Term Investments (identified cost $11,029,452)		$11,029,452

Total Investments — 103.9% (identified cost $137,891,666)		$130,739,280

Call Options Written — (2.9)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	220	$1,165	9/2/11	$(1,200,100)
S&P 500 Index	400	$1,170	9/17/11	(2,426,000)

Total Call Options Written (premiums received $1,673,371)				$(3,626,100)

Put Options Written — (1.4)%

	Number	Strike	Expiration
Security	of Contracts	Price	Date	Value
Halliburton Co.	300	$38.00	9/17/11	$(9,900)
Shaw Group, Inc. (The)	655	$25.00	1/21/12	(232,525)
SPDR S&P 500 ETF Trust	8,195	$85.00	3/17/12	(1,434,125)
Teva Pharmaceutical Industries, Ltd. ADR	330	$32.50	12/17/11	(22,440)

Total Put Options Written (premiums received $2,308,840)				$(1,698,990)

Other Assets, Less Liabilities — 0.4%				$474,371

Net Assets — 100.0%				$125,888,561

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2011 was $726.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$136,856,489

Gross unrealized appreciation	$3,636,096
Gross unrealized depreciation	(9,753,305)

Net unrealized depreciation	$(6,117,209)

Written call and put options activity for the fiscal year to date ended August 31, 2011 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	4,550	$1,914,677
Options written	32,100	20,098,170
Options terminated in closing purchase transactions	(14,310)	(13,182,727)
Options expired	(12,240)	(4,847,909)

Outstanding, end of period	10,100	$3,982,211

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund purchases call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund purchases put options on indices and exchange-traded funds that replicate such indices below the current value of the index or exchange-traded fund to reduce the Fund’s exposure to market risk and volatility. In buying put options on an index or exchange-traded fund, the Fund in effect, acquires protection against decline in the value of the applicable index or exchange-traded fund below the exercise price in exchange for the option premium paid. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund writes put options on individual stocks and exchange-traded funds below the current value of the individual security to generate premium income. In writing put options on individual securities, the Fund in effect, sells protection against decline in the value of the applicable individual security below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying security decline below the exercise price.

At August 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $5,535,955 and $5,325,090, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$10,495,088	$—	$—	$10,495,088
Consumer Staples	12,058,050	—	—	12,058,050
Energy	12,820,602	—	—	12,820,602
Financials	14,005,797	—	—	14,005,797
Health Care	16,995,802	—	—	16,995,802
Industrials	12,227,859	—	—	12,227,859
Information Technology	22,613,131	—	—	22,613,131
Materials	5,043,435	—	—	5,043,435
Telecommunication Services	4,477,781	—	—	4,477,781
Utilities	3,436,328	—	—	3,436,328

Total Common Stocks	$114,173,873	$—	$—	$114,173,873

Call Options Purchased	$995,925	$—	$—	$995,925
Put Options Purchased	4,540,030	—	—	4,540,030
Short-Term Investments	—	11,029,452	—	11,029,452

Total Investments	$119,709,828	$11,029,452	$—	$130,739,280

Liability Description

Call Options Written	$(3,626,100)	$—	$—	$(3,626,100)
Put Options Written	—	(1,698,990)	—	(1,698,990)

Total	$(3,626,100)	$(1,698,990)	$—	$(5,325,090)

The Fund held no investments or other financial instruments as of November 30, 2010 whose fair value was determined using Level 3 inputs. At August 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective August 18, 2011, the name of the Fund was changed from Eaton Vance Risk-Managed Equity Option Income Fund.

Eaton Vance
Enhanced Equity Option Income Fund
August 31, 2011

Portfolio of Investments (Unaudited)

On August 15, 2011, the Fund’s Trustees approved the liquidation and termination of the Fund. Effective after the close of business on August 26, 2011, shares of the Fund were no longer available for purchase or exchange, subject to limited exceptions for certain retirement plans. At August 31, 2011, the Fund held no investments and had $10,556,754 of net assets consisting of other assets and liabilities. The Fund was liquidated through a redemption of Fund shares as of the close of business on September 23, 2011.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: October 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: October 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: October 25, 2011